Financial instruments and fair values - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 30, 2025 JPY (¥)	Mar. 30, 2025 CAD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 CAD ($)
Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	¥ 1,824.3	$ 16.2	¥ (327.0)	$ (0.9)
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities		0.1		1.9
Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	¥ (795.1)	(9.6)	¥ (129.3)	2.7
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities		$ (2.2)		$ 4.3
Cash flow forecasts, term (in years)	10 years	10 years